Initial Public Offering - Additional Information (Detail) - dMY TECHNOLOGY GROUP, INC. III [Member] - USD ($)		4 Months Ended
	Nov. 17, 2020	Dec. 31, 2020
Initial Public Offering [Line Items]
Initial Public Offering, units	30,000,000
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds	$ 300,000,000.0	$ 300,000,000
Initial Public Offering, offering costs	17,000,000.0
Initial Public Offering, deferred underwriting commissions	$ 10,500,000
Class A Shares [Member]
Initial Public Offering [Line Items]
Initial Public Offering, price per unit	$ 11.50
IPO [Member]
Initial Public Offering [Line Items]
Initial Public Offering, units	30,000,000
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds	$ 300,000,000.0
Initial Public Offering, offering costs	17,000,000.0
Initial Public Offering, deferred underwriting commissions	$ 10,500,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Initial Public Offering, units	2,500,000